Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short Term Investments [Abstract]
Schedule of Short-term Investments	Short-term investments consist of the following:
	As of December 31,
	2024	2025
	$	$
Money market funds	-	1,080
Equity securities	-	3,808
	-	4,888

Schedule of Company’s Short-term Investments

The following table presents the Company’s short-term investments for the year ended December 31, 2025:

Short term investments
$
Balance at beginning of year	-
Net purchase of short term investments	4,617
Net unrealized loss recognized in earnings	(830)
Realized gain recognized in earnings	1,104
Foreign currency translation	(3)
Balance at end of year	4,888